Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Unaudited Financial Information
Unaudited Financial Information
The Company’s unaudited condensed consolidated financial statements included herein have been prepared in conformity with accounting principles generally accepted in the United States of America, or GAAP, and pursuant to the rules and regulations of the Securities and Exchange Commission, or the SEC. In the Company’s opinion, the information furnished reflects all adjustments, all of which are of a normal and recurring nature, necessary for a fair presentation of the financial position and results of operations for the reported interim periods. The Company considers events or transactions that occur after the balance sheet date but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. The results of operations for interim periods are not necessarily indicative of results to be expected for the full year or any other interim period. These unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements and related notes for the year ended December 31, 2022.

Basis of Presentation
Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“
U.S. GAAP
”) and are comprised of the Company’s activities distributed across multiple legal entities.

Basis of Presentation Prior to April 1, 2022
These consolidated financial statements were extracted from the accounting records of pH Pharma Ltd. on a carve-out
basis prior to April 1, 2022. The historical results of operations, financial position, and cash flows may not be indicative of what such results of operations, financial position, and cash flows would have been had the Company been a separate standalone entity, nor are they indicative of what the results of operations, financial position and cash flows may be in the future. The accompanying carve-out
consolidated financial statements reflect assets, liabilities, revenue, and expenses that are directly attributable to the Company, including the assets, liabilities, revenue and expenses of the
PHP-303
and
PH-1
ADC Platform programs.
Basis of Presentation After April 1, 2022
The
Spin-Off
resulted in Peak Bio retaining the
PHP-303
and
PH-1
ADC Platform programs. Historically and throughout the periods presented, the
PHP-303
and
PH-1
ADC Platform programs have been owned by pH Pharma Co., Ltd and its subsidiaries (prior to the change of its name to Peak Bio Co., Ltd.). The
PHP-303
and
PH-1
ADC Platform programs have historically operated as a part of pH Pharma Co., Ltd and not as a separate stand-alone entity or group. The
Spin-Off
resulted in Peak Bio retaining approximately 90% of the equity outstanding in pH Pharma Co., Ltd., consisting of 8,283,613 shares of common stock and 693,000 stock options, before giving effect to the exchange ratio of 2.0719.
As of April 1, 2022, as a result of the
Spin-Off,
the Company concluded that all the assets and liabilities of the newly created Peak Bio legal entity were contributed by the parent company pH Pharma Ltd. No other assets or liabilities were considered to be attributable to Peak Bio or that would be transferred to Peak Bio upon the completion of the Business Combination, eliminating the necessity to allocate a portion of pH Pharma Ltd.’s assets and liabilities to Peak Bio on a carve-out
basis. Therefore, there was no longer a need to allocate assets and liabilities, as well as expenses, from the parent company for the consolidated financial statements.
Basis of Presentation After Consummation of Business Combination Agreement
The Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP (the “Reverse Recapitalization”). Under this method of accounting, Ignyte is treated as the “acquired” company and Peak Bio Co., Ltd. is treated as the acquirer for financial reporting purposes. Accordingly, for accounting purposes, the Reverse Recapitalization was treated as the equivalent of Peak Bio issuing stock for the net assets of Ignyte, accompanied by a recapitalization.
The consolidated assets, liabilities and results of operations prior to the Reverse Recapitalization are those of Peak Bio. At the closing date, and subject to the terms and conditions of the Business Combination Agreement, each share of Peak Bio’s common stock, par value $0.0001 per share, was converted into Common Stock equal to 2.0719 (the “Exchange Ratio”). The shares and corresponding capital amounts and losses per share, prior to the Business Combination, have been retroactively restated based on shares reflecting the Exchange Ratio established in the Business Combination.

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“
U.S. GAAP
”) and are comprised of the Company’s activities distributed across multiple legal entities.
Basis of Presentation Prior to April 1, 2022
These consolidated financial statements were extracted from the accounting records of pH Pharma Ltd. on a carve-out
basis prior to April 1, 2022. The historical results of operations, financial position, and cash flows may not be indicative of what such results of operations, financial position, and cash flows would have been had the Company been a separate standalone entity, nor are they indicative of what the results of operations, financial position and cash flows may be in the future.

The accompanying
carve-out
consolidated financial statements reflect assets, liabilities, revenue, and expenses that are directly attributable to the Company, including the assets, liabilities, revenue and expenses of the
PHP-303
and
PH-1
ADC Platform programs. The assets and liabilities excluded from the accompanying carve-out
consolidated financial statements consist of:

•
Cash provided by pH Pharma Ltd to fund operations. pH Pharma Ltd uses a centralized approach to cash management and financing of its operations. Accordingly, only the cash, cash equivalents and restricted cash residing in pH Pharma, Inc., a 100% owned U.S. subsidiary of pH Pharma Ltd, has been reflected in these carve-out
consolidated financial statements.

•
Other assets and liabilities at pH Pharma Ltd which are not directly related to, or are not specifically owned by, or are not commitments, of the Company, including fixed assets and leases shared by the Company with other businesses of pH Pharma Ltd.

•
Most of the pH Pharma Ltd’ third-party debt and the related interest expense have not been allocated to these carve-out
consolidated financial statements as the Company was not the legal obligor of the third-party debt and pH Pharma Ltd’ borrowings were not directly attributable to the Company. The carve-out
consolidated financial statements include the Paycheck Protection Program (“
PPP
”) loans and 50% of a related party loan (see Note 13,
Debt
), for additional information. To fund short-term cash flow shortages, ph Pharma Ltd advanced funds to the Company during the years ended December 31, 2021 and 2020. These advances were short-term in nature and, as the amounts due were typically paid within 30 days, no interest was charged. Average amounts to pH Pharma Ltd for the years ended December 31, 2021 and 2020 were $5.6 million and $7.7 million, respectively. These advances are not expected to be paid back by the Company and have been excluded from the historical financial statements.

The majority of the Company’s operating expenses related to research and development (“R&D”). R&D expenses directly related to the Company were entirely attributed to the Company in the accompanying carve-out
consolidated financial statements. R&D salaries, wages and benefits were allocated to the Company using methodologies based on the proportionate share of R&D expenses for the
PHP-303
and
PH-1
ADC Platform programs compared to the R&D expenses for pH Pharma Ltd as a whole. The Company also received services and support from other functions of pH Pharma Ltd. The Company’s operations are dependent upon the ability of these other functions to provide these services and support. The costs associated with these services and support were allocated to the Company using methodologies based on the proportionate share of R&D expenses for the
PHP-303
and
PH-1
ADC Platform programs compared to the total R&D expenses and certain administrative expenses for pH Pharma Ltd as a whole. These allocated costs were primarily related to corporate administrative expenses, non-R&D
employee related costs, including salaries and other benefits, for corporate and shared employees, and other expenses for shared assets for the following functional groups: information technology, legal, accounting and finance, human resources, facilities, and other corporate and infrastructural services. These allocated costs were primarily recorded as R&D expenses and general and administrative (“G&A”) expenses in the statements of operations and comprehensive loss.
The Company believes the assumptions and allocations underlying the carve-out
financial statements were reasonable and appropriate under the circumstances.
Basis of Presentation After April 1, 2022
The
Spin-Off
resulted in Peak Bio retaining the
PHP-303
and
PH-1
ADC Platform programs. Historically and throughout the periods presented, the
PHP-303
and
PH-1
ADC Platform programs have been owned by pH Pharma Co., Ltd and its subsidiaries (prior to the change of its name to Peak Bio Co., Ltd.). The
PHP-303
and
PH-1
ADC Platform programs have historically operated as a part of pH Pharma Co., Ltd and not as a separate stand-alone entity or group. The
Spin-Off
resulted in Peak Bio retaining approximately 90% of the equity outstanding in pH Pharma Co., Ltd., consisting of 8,283,613 shares of common stock and 693,000 stock options, before giving effect to the exchange ratio of 2.0719.
As of April
1
,
2022
, as a result of the
Spin-Off,
the Company concluded that all the assets and liabilities of the newly created Peak Bio legal entity were contributed by the parent company pH Pharma Ltd. No other assets or liabilities were considered to be attributable to Peak Bio or that would be transferred to Peak Bio upon the completion of the Business Combination, eliminating the necessity to allocate a portion of pH Pharma Ltd.’s assets and liabilities to Peak Bio on a carve-out
basis. Therefore, there was no longer a need to allocate assets and liabilities, as well as expenses, from the parent company for the consolidated financial statements.
The accompanying financial statements have been prepared in conformity with U.S. GAAP. Any reference in these notes to applicable guidance is meant to refer to U.S. GAAP, as found in the Accounting Standards Codification, or ASC, and Accounting Standards Update, or ASU, of the Financial Accounting Standards Board, or FASB. The Company’s consolidated financial statements for the year ended December 31, 2022 include the accounts of Peak Bio Co., Ltd. and its subsidiary, Peak Bio CA., Inc. All intercompany balances and transactions have been eliminated in consolidation.
Basis of Presentation After Consummation of Business Combination Agreement
The Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP (the “Reverse Recapitalization”). Under this method of accounting, Ignyte is treated as the “acquired” company and Peak Bio is treated as the acquirer for financial reporting purposes. Accordingly, for accounting purposes, the Reverse Recapitalization was treated as the equivalent of Peak Bio issuing stock for the net assets of Ignyte, accompanied by a recapitalization. The net assets of Ignyte are stated at historical cost, with no goodwill or other intangible assets recorded. Peak Bio was determined to be the accounting acquirer based on the following predominant factors:

•	Peak Bio’s shareholders have the largest portion of voting rights in the Company;

•	the Board and Management are primarily composed of individuals associated with Peak Bio;

•	the operations of Peak Bio comprise the ongoing operations of the Company.
The consolidated assets, liabilities and results of operations prior to the Reverse Recapitalization are those of Peak Bio. At the closing date, and subject to the terms and conditions of the Business Combination Agreement, each share of Peak Bio’s common stock, par value $0.0001 per share, was converted into Common Stock equal to 2.0719 (the “Exchange Ratio”). The shares and corresponding capital amounts and losses per share, prior to the Business Combination, have been retroactively restated based on shares reflecting the Exchange Ratio established in the Business Combination.

Segment Information
Segment Information
The Company currently operates in one business segment focused on the discovery and development of innovative therapies for multiple therapeutic areas. The Company is not organized by market and is managed and operated as one business. The Company does not operate any separate lines of business or separate business entities with respect to its programs. Accordingly, the Company does not accumulate discrete financial information with respect to separate service lines, and thus there is one reporting unit.

Use of Estimates
Use of Estimates
The preparation of unaudited condensed financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed financial statements and the reported amounts of expenses during the reporting period. Making estimates requires management to exercise significant judgment. Itis at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the unaudited condensed financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Actual results could differ from those estimates.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of expenses during the reporting periods. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions, are used for, but not limited to, include stock-based compensation, derivative instruments, hybrid instruments, warrants, the valuation of pH Pharma Ltd common stock and the allocation of certain pH Pharma Ltd expenses in the consolidated financial statements.
Additionally, the Company assessed the impact the
COVID-19
pandemic has had on its operations and financial results as of December 31, 2021. The Company’s analysis was informed by the facts and circumstances as they were known to the Company. This assessment considered the impact
COVID-19
may have on financial estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses. Based on this assessment, the Company’s operations have not been significantly impacted, with the exception of research and development expense decreasing during the year ended December 31, 2021 in part due to delays in the Company’s ongoing and planned research activities due to
COVID-19.
Research and development expense during the year ended December 31, 2021 also decreased in part as the Company reduced its average headcount from 33 to 21 employees primarily as a result of scaling back its clinical activities as a result of
COVID-19.
The Company’s results of operations in future periods may be negatively impacted by unknown future impacts from
COVID-19.

Fair Value Measurements
Fair Value Measurements
The Company records certain liability balances under the fair value measurements as defined by the Financial Accounting Standards Board (“
FASB
”) guidance. Current FASB fair value guidance emphasizes that fair value is a market-based measurement, not an entity-specific measurement. Therefore, a fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, current FASB guidance establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions that market participants assumptions would use in pricing assets or liabilities (unobservable inputs classified within Level 3 of the hierarchy).
Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at measurement date.
Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability (other than quoted prices), such as interest rates, foreign exchange rates, and yield curves that are observable at commonly quoted intervals.
Level 3 inputs are unobservable inputs for the asset or liability, which is typically based on an entity’s own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Cash and cash equivalents		Cash and cash equivalents Cash equivalents include short-term, highly liquid instruments, consisting of money market accounts in the U.S.
Restricted Cash
Restricted Cash
The Company has a lease agreement for the premises it occupies in Palo Alto, California. A secured letter of credit in lieu of a lease deposit totaling $177,000 is secured by restricted cash in the same amount at December 31, 2022 and 2021. The secured letter of credit will remain in place for the life of the related lease, expiring in March 2027 (see Note 8,
Commitments and Contingencies
). The Company also has established a restricted bank account to secure its credit cards in the amount of $60,000 at December 31, 2022 and 2021.

Currency and currency translation
Currency and currency translation
The consolidated financial statements are presented in U.S. dollars, the Company’s reporting currency. The functional currency of Peak Bio CA, Inc. is the U.S. dollar. The functional currency of Peak Bio Co., Ltd is the Korean Won. Adjustments that arise from exchange rate changes on transactions of each group entity denominated in a currency other than the functional currency are included in other income and expense in the consolidated statements of operations. Assets and liabilities of Peak Bio Co., Ltd are recorded in their Korean Won functional currency and translated into the U.S. dollar reporting currency of the Company at the exchange rate on the balance sheet date. Revenue, when recorded, and expenses of Peak Bio Co., Ltd are recorded in their Korean Won functional currency and translated into the U.S. dollar reporting currency of the Company at the average exchange rate prevailing during the reporting period. Resulting translation adjustments are recorded to other comprehensive income (loss).

Concentration of credit risk
Concentration of credit risk
The Company maintains its cash and cash equivalent balances in the form of business checking accounts and money market accounts in the U.S., the balances of which, at times, may exceed federally insured limits. The Federal Deposit Insurance Corporation (“FDIC”) insurance coverage limit is $250,000 per depositor, per FDIC-insured bank, per ownership category. Exposure to credit risk is reduced by placing such deposits in high credit quality federally insured financial institutions. Although the Company currently believes that the financial institutions with whom it does business will be able to fulfill their commitments to the Company, there is no assurance that those institutions will be able to continue to do so. The Company has not experienced any credit losses associated with its balances in such accounts for the years ended December 31, 2022 and 2021.
The Company received all of its total revenue through a grant from a government organization during the years ended December 31, 2022 and 2021.

Property and Equipment
Property and Equipment
Property and equipment are stated at cost, less accumulated depreciation. Depreciation is calculated over the estimated useful lives of the respective assets, which range from two to five years, or the lesser of the related initial term of the lease or useful life for leasehold improvements.
The initial cost of property and equipment consists of its purchase price and any directly attributable costs of bringing the asset to its working condition and location for its intended use. Expenditures incurred after the assets have been put into operation, such as repairs and maintenance, are charged to expense in the period in which the costs are incurred. Major replacements, improvements, and additions are capitalized in accordance with Company policy.

Impairment of Long-lived Assets
Impairment of Long-lived Assets
Long-lived assets consist primarily of property and equipment. The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset is not recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the asset exceeds the fair value of the assets. Fair value would be assessed using discounted cash flows or other appropriate measures of fair value. The Company did not recognize any impairment losses for the years ended December 31, 2022 and 2021.

Derivative Instruments
Derivative Instruments
ASC 815, Derivatives and Hedging Activities (“ASC 815”) requires companies to bifurcate certain conversion options and redemption features from their host instruments and account for them as free-standing derivative financial instruments should certain criteria be met. The Company does not use derivative instruments to hedge exposures to interest rate, market, or foreign currency risks. The Company evaluates all of its financial instruments, including notes payable and other derivative liabilities, to determine whether such instruments are derivatives or contain features that qualify as embedded derivatives. Embedded derivatives must be separately measured from the host contract if all the requirements for bifurcation are met. The assessment of the conditions surrounding the bifurcation of embedded derivatives depends on the nature of the host contract and the features of the derivatives. Bifurcated embedded derivatives are recognized at fair value, with changes in fair value recognized in the consolidated statement of operations each period. Bifurcated embedded derivatives are classified with the related host contract in the Company’s consolidated balance sheet.

Hybrid Instruments
Hybrid Instruments
The Company also follows ASC
480-10,
Distinguishing Liabilities from Equity (“ASC
480-10”)
when evaluating the accounting for its hybrid instruments. A financial instrument that embodies an unconditional obligation, or a financial instrument other than an outstanding share that embodies a conditional obligation, that the issuer must or may settle by issuing a variable number of its equity shares shall be classified as a liability (or an asset in some circumstances) if, at inception, the monetary value of the obligation is based solely or predominantly on any one of the following: (a) a fixed monetary amount known at inception; (b) variations in something other than the fair value of the issuer’s equity shares; or (c) variations inversely related to changes in the fair value of the issuer’s equity shares. Hybrid instruments meeting these criteria are not further evaluated for any embedded derivatives and are carried as a liability at fair value at each balance sheet date.

Warrants
Warrants
The Company accounts for the Public Warrants and Private Warrants (as defined in Note 11) collectively (“Warrants”), as either equity or liability-classified instruments based on an assessment of the specific terms of the Warrants and the applicable authoritative guidance in FASB Accounting Standards Codification (“ASC”) 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the Warrants meet all of the requirements for equity classification under ASC 815, including whether the Warrants are indexed to the Company’s own common stocks and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of issuance of the Warrants and as of each subsequent quarterly period end date while the Warrants are outstanding.
For issued or modified warrants that meet all of the criteria for equity classification, such warrants are required to be recorded as a component of additional paid-in
capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, such warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of liability-classified warrants are recognized as a non-cash
gain or loss on the statements of operations.
The Company accounts for the Private Warrants in accordance with ASC
815-40
under which the Private Warrants do not meet the criteria for equity classification and must be recorded as liabilities. The fair value of the Private Warrants has been estimated using the Modified Black Scholes model. See Note 6 for further discussion of the pertinent terms of the Warrants used to determine the value of the Private Warrants and Representative’s Warrants.
The Company evaluated the Public Warrants in accordance with ASC
815-40,
“Derivatives and Hedging — Contracts in Entity’s Own Equity” and concluded that they met the criteria for equity classification and are required to be recorded as part a component of additional paid-in
capital at the time of issuance.

Revenue recognition
Revenue recognition
The Company’s revenue is primarily generated through grants from government organizations.
The Company recognizes revenue from these contracts during the period that the research and development services occur, as qualifying expenses are incurred or conditions of the grant are met. The Company concluded that payments received under these grants represent conditional, nonreciprocal contributions, as described in ASC 958,
Not-for-Profit
Entities, and that the grants are not within the scope of ASC 606, Revenue from Contracts with Customers, as the organizations providing the grants do not meet the definition of a customer. Qualifying expenses are recognized when incurred as research and development expenses. Revenues and related expenses are presented gross in the statements of operations as the Company determined it is the principal in conducting the research and development services and the primary obligor relative to the research and development services it performed as lead technical expert. Expenses for grants are tracked by using a project code specific to the grant, and the employees also track hours worked by using the project code.

Research and Development Expenses
Research and Development Expenses
Research and development costs are expensed as incurred. Research and development expenses consist primarily of costs related to personnel, including salaries and other personnel related expenses, contract manufacturing and supply, consulting fees, and the cost of facilities and support services used in drug development. Assets acquired that are used for research and development and have no future alternative use are expensed as in-process
research and development.

General and Administrative Costs
General and Administrative Costs
General and administrative expenses consist primarily of salaries and related benefits, including stock-based compensation, related to our executive, finance, business development, legal, human resources and support functions. Other general and administrative expenses include professional fees for auditing, tax, consulting and patent-related services, rent and utilities and insurance.

Share-based Compensation
Share-based Compensation
The Company accounts for stock options granted in accordance with ASC 718, Compensation-Stock Compensation, or ASC 718. In accordance with ASC 718, compensation expense is measured at the estimated fair value of the stock options at grant date and is included as compensation expense over the vesting period during which an employee provides service in exchange for the award.
Stock-based compensation expense represents the cost of the grant date fair value of employee stock awards recognized over the requisite service period of the awards (usually the vesting period) on a straight-line basis. The Company estimates the fair value of each stock-based award on the date of grant using the Black-Scholes option pricing model. The Black-Scholes option pricing model incorporates various assumptions, such as the value of the underlying common stock, the risk-free interest rate, expected volatility, expected dividend yield, and expected life of the options. Forfeitures are recognized as a reduction of stock-based compensation expense as they occur.
Equity-based compensation expense is classified in the statement of operations in the same manner in which the award recipients’ payroll costs are classified or in which the award recipients’ service payments are classified.
Prior to the Business Combination, there had been no public market of the Company’s common stock. Therefore, the grant date fair value of the Company’s common stock was determined by the Company’s board of directors with the assistance of management and a third-party valuation specialist (see “Common stock valuations”). Subsequent to the Business Combination, the Company now determines the fair value of common stock based on the closing market price on the date of grant.

Determination of the Fair Value of Convertible Notes
Determination of the Fair Value of Convertible Notes
The Company has elected the fair value option in accordance with ASC 825, Financial Instruments, for the accounting for the convertible promissory notes issued in 2022. Fair value adjustments to the convertible notes are included in other income (expenses) in the consolidated statements of operations and comprehensive loss.

•	The fair value of the initial closing of our convertible promissory notes in 2022 was determined to be equal to the proceeds of $1.25 million on issuance.

•	The fair value of the convertible promissory notes as of October 31, 2022, just prior to closing the Business Combination Agreement, was determined based on the transaction price of $10.00 per share.

Net Loss Per Share
Net Loss Per Share
The Company has reported losses since inception and has computed basic net loss per share attributable to common stockholders by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding for the period, without consideration for potentially dilutive securities. The Company computes diluted net loss per common share after giving consideration to all potentially dilutive common shares, including options to purchase common stock, outstanding during the period determined using the treasury-stock and if-converted
methods, except where the effect of including such securities would be antidilutive. Because the
Company has reported net losses since inception, these potential common shares have been anti-dilutive and basic and diluted loss per share have been the same.
The following table sets forth the potentially dilutive securities that have been excluded from the
calculation of diluted net loss per share because to include them would be anti-dilutive (in common stock equivalent shares):

	March 31, 2023	December 31 2022
Stock options to purchase common stock	1,750,967	1,750,967
Warrants to purchase common stock	5,867,045	5,867,045

Net Loss Per Share
As a result of the
Spin-Off,
Peak Bio had 8,283,613 shares of common stock outstanding as of March 1, 2022, before giving effect to the exchange ratio of 2.0719. As such these shares are being utilized for the calculation of basic net loss per share for the periods prior to the
Spin-Off.
The Company has reported losses since inception and has computed basic net loss per share attributable to common stockholders by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding for the period, without consideration for potentially dilutive securities. The Company computes diluted net loss per common share after giving consideration to all potentially dilutive common shares, including options to purchase common stock, outstanding during the period determined using the treasury-stock and if-converted
methods, except where the effect of including such securities would be antidilutive. Because the Company has reported net losses since inception, these potential common shares have been anti-dilutive and basic and diluted loss per share have been the same.
The following table sets forth the potentially dilutive securities that have been excluded from the calculation of diluted net loss per share because to include them would be anti-dilutive (in common stock equivalent shares):

	December 31,
	2022	2021
Stock options to purchase common stock	1,750,967	657,000

Income Taxes
Income Taxes
Deferred income taxes reflect future tax effects of temporary differences between the tax and financial reporting basis of the Company’s assets and liabilities measured using enacted tax laws and statutory tax rates applicable to the periods when the temporary differences will affect taxable income. When necessary, deferred tax assets are reduced by a valuation allowance, to reflect realizable value, and all deferred tax balances are reported as long-term on the balance sheet. Accruals are maintained for uncertain tax positions, as necessary.
The Company uses a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken, or expected to be taken, in a tax return. The Corporation has elected to treat interest and penalties related to income taxes, to the extent they arise, as a component of income taxes.
ASC 740 prescribes the accounting for uncertainty in income taxes recognized in the financial statements. The Company regularly assesses the outcome of potential examinations in each of the taxing jurisdictions when determining the adequacy of the amount of unrecognized tax benefit recorded. The Company recognizes tax benefits from uncertain tax positions only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such positions are then measured based on the largest benefit which is more likely than not to be realized upon ultimate settlement. As of December 31, 2022 and 2021, the Company had no uncertain tax positions.

Common stock valuations
Common stock valuations
Prior to the Business Combination, the Company is required to periodically estimate the fair value of pH Pharma Ltd.’s common stock with the assistance of an independent third-party valuation firm when issuing stock options and computing the estimated stock-based compensation expense. The assumptions underlying these valuations represented management’s best estimates, which involved inherent uncertainties and the application of significant levels of management judgment.
In order to determine the fair value of pH Pharma Ltd.’s common stock, the Company considered, among other items, previous transactions involving the sale of pH Pharma Ltd.’s securities, the pH Pharma Ltd.’s business, financial condition and results of operations, economic and industry trends, the market performance of comparable publicly traded companies, and the lack of marketability of pH Pharma Ltd.’s common stock. Valuations are updated when facts and circumstances indicate that the most recent valuation is no longer valid, such as changes in the stage of development efforts, various exit strategies and their timing, and other scientific developments that could be related to the Company’s valuation, or, at a minimum, annually. Third-party valuations were performed in accordance with the guidance outlined in the American Institute of Certified Public Accountants’ Accounting and Valuation Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation.

Recently Adopted and Issued Accounting Standards
Recently Issued Accounting Standards
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments-Credit Losses: Measurement of Credit Losses on Financial Instruments (“ASU
2016-13”).
ASU
2016-13
requires measurement and recognition of expected credit losses for financial assets. In April 2019, the FASB issued clarification to ASU
2016-13
within ASU
2019-04,
Codification Improvements to Topic 326, Financial Instruments-Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, or ASU
2016-13.
The guidance is effective for fiscal years beginning after December 15, 2022. The adoption of ASU
No. 2016-13
on January 1, 2023 did not have a material effect on the Company’s financial statements..
In August 2020, the FASB issued ASU
2020-06,
“Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity” (“ASU
2020-06”),
which simplifies the accounting for convertible instruments by removing major separation models required under current U.S. GAAP. ASU
2020-06
removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, which will permit more equity contracts to qualify for such exception and simplifies the diluted earnings per share calculation in certain areas. ASU
2020-06
is effective for public business entities that meet the definition of a SEC filer, excluding entities eligible to be smaller reporting companies as defined by the SEC, for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company is currently assessing the potential impact of adopting ASU
2020-06
on its financial statements and financial statement disclosures.
Management does not believe that any other recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.

Recently Adopted Accounting Standards
Leases
In February 2016, the FASB issued Accounting Standards Update (“ASU”)
No. 2016-02,
“Leases” (“ASC 842”) to enhance the transparency and comparability of financial reporting related to leasing arrangements. Under this new lease standard, most leases are required to be recognized on the balance sheet as right-of-use
assets and lease liabilities. Disclosure requirements have been enhanced with the objective of enabling financial statement users to assess the amount, timing, and uncertainty of cash flows arising from leases. Prior to January 1, 2019, U.S. GAAP did not require lessees to recognize assets and liabilities related to operating leases on the balance sheet. The new standard establishes a right-of-use
model (“ROU”) that requires a lessee to recognize a ROU asset and corresponding lease liability on the balance sheet for all leases with a term longer than 12 months. Leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement as well as the reduction of the right of use asset.
The Company has adopted the standard effective January 1, 2022 and has chosen to use the effective date as our date of initial application. Prior to January 1, 2022, the Company accounted for leases under ASC 840, “Accounting for Leases”. Consequently, financial information will not be updated and the disclosures required under the new standard will not be provided for dates and periods prior to January 1, 2022. The new standard provides a number of optional practical expedients in transition. The Company has elected to apply the ‘package of practical expedients’ which allow us to not reassess (i) whether existing or expired arrangements contain a lease, (ii) the lease classification of existing or expired leases, or (iii) whether previous initial direct costs would qualify for capitalization under the new lease standard. The Company has also elected to apply (i) the practical expedient which allows us to not separate lease and non-lease
components, for new leases entered into after adoption and (ii) the short-term lease exemption for all leases with an original term of less than 12 months, for purposes of applying the recognition and measurements requirements in the new standard. For the impact to the Company’s consolidated financial statement upon adoption of the new leasing standard, see Note 8 to our consolidated financial statements.
At the inception of an arrangement, the Company determines whether the arrangement is or contains a lease based on specific facts and circumstances, the existence of an identified asset(s), if any, and the Company’s control over the use of the identified asset(s), if applicable. Operating lease liabilities and their corresponding right-of-use
assets are recorded based on the present value of future lease payments over the expected lease term. The interest rate implicit in lease contracts is typically not readily determinable. As such, the Company will utilize the incremental borrowing rate, which is the rate incurred to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. As of the ASC 842 effective date, the Company’s incremental borrowing rate is approximately 10.0% based on the remaining lease term of the applicable leases.
The Company has elected to combine lease and
non-lease
components as a single component. Operating leases are recognized on the balance sheet as ROU lease assets, lease liabilities current and lease liabilities non-current.
Fixed rents are included in the calculation of the lease balances while variable costs paid for certain operating and pass-through costs are excluded. Lease expense is recognized over the expected term on a straight-line basis.
Income Taxes
In December 2019, the FASB issued ASU
2019-12,
“Simplifying the Accounting for Income Taxes” (“ASU
2019-12”).
ASU
2019-12
eliminates certain exceptions related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. It also clarifies and simplifies other aspects of the accounting for income taxes. This guidance is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The adoption of ASU
No. 2019-12
on January 1, 2022 did not have a material impact on the consolidated financial statements.
Grant Revenue
In November 2021, the FASB issued ASU
2021-10,
Government Assistance (Topic 832), which requires business entities to disclose information about transactions with a government entity that are accounted for by applying a grant or contribution model by analogy. For transactions within scope, the new standard requires the disclosure of information about the nature of the transaction, including significant terms and conditions, as well as the amounts and specific financial statement line items affected by the transaction. The new guidance is effective for annual reporting periods beginning after December 15, 2021. The Company adopted ASU
2021-10
in the first quarter of 2022. The adoption of this update did not have a material impact on the Company’s financial statements and footnote disclosures.
Recently Issued Accounting Standards
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments-Credit Losses: Measurement of Credit Losses on Financial Instruments (“ASU
2016-13”).
ASU
2016-13
requires measurement and recognition of expected credit losses for financial assets. In April 2019, the FASB issued clarification to ASU
2016-13
within ASU
2019-04,
Codification Improvements to Topic 326, Financial Instruments-Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, or ASU
2016-13.
The guidance is effective for fiscal years beginning after December 15, 2022. The Company is currently assessing the potential impact of adopting ASU 2016- 02 on its financial statements and financial statement disclosures.
In August 2020, the FASB issued ASU
2020-06,
“Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity” (“ASU
2020-06”),
which simplifies the accounting for convertible instruments by removing major separation models required under current U.S. GAAP. ASU
2020-06
removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, which will permit more equity contracts to qualify for such exception and simplifies the diluted earnings per share calculation in certain areas. ASU
2020-06
is effective for public business entities that meet the definition of a SEC filer, excluding entities eligible to be smaller reporting companies as defined by the SEC, for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after

December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company is currently assessing the potential impact of adopting ASU
2020-06
on its financial statements and financial statement disclosures.